BOSTON PARTNERS INVESTMENT FUNDS

BOSTON PARTNERS GLOBAL EQUITY ADVANTAGE FUND
PORTFOLIO OF INVESTMENTS
NOVEMBER 30, 2020 (UNAUDITED)

	NUMBER OF
	SHARES	VALUE
COMMON STOCKS—79.7%
Austria—0.6%
ams AG*	8,776	$224,947
Bermuda—1.3%
Everest Re Group Ltd.	2,129	483,986
Brazil—0.3%
JBS SA	22,800	98,522
Canada—1.0%
Kinross Gold Corp.	15,141	107,842
Lundin Mining Corp.	18,233	145,729
West Fraser Timber Co., Ltd.	2,643	146,345
		399,916
France—7.9%
Accor SA*	4,379	150,359
Capgemini SA	3,198	444,924
Cie de Saint-Gobain*	7,996	378,784
Cie Generale des Etablissements Michelin SCA	1,966	244,549
Eiffage SA*	4,013	392,340
Peugeot SA*	20,444	479,642
Sanofi	3,324	335,055
Total SA	8,458	359,002
Vinci SA	1,222	124,151
Vivendi SA	3,848	115,357
		3,024,163
Germany—6.6%
Brenntag AG	4,181	320,173
Continental AG	2,883	390,216
Deutsche Post AG	6,634	320,012
Deutsche Telekom AG	15,705	283,531
HeidelbergCement AG	5,255	371,768
Rheinmetall AG	4,333	384,723
Siemens AG	3,465	462,488
		2,532,911
Greece—0.4%
Hellenic Telecommunications Organization SA	9,797	163,160
Hong Kong—0.4%
Topsports International Holdings Ltd.	99,000	146,974
Ireland—0.9%
CRH PLC	8,916	345,710
Italy—0.5%
Leonardo SpA	24,997	181,458
Japan—8.3%
Fuji Corp.	14,600	352,748
Fuji Electric Co., Ltd.	3,200	113,303
Hitachi Ltd.	11,700	444,059
Honda Motor Co., Ltd.	5,400	150,238
KDDI Corp.	5,200	147,973
Mitsubishi Gas Chemical Co., Inc.	3,800	80,431
NEC Corp.	5,400	290,935
Nihon Unisys Ltd.	6,600	244,132
Sony Corp.	8,200	764,121
Sumitomo Mitsui Financial Group, Inc.	4,300	123,636
Taiyo Yuden Co., Ltd.	3,700	167,551
Tokyo Electron Ltd.	500	169,927
Zenkoku Hosho Co., Ltd.	2,600	118,649
		3,167,703
Netherlands—2.6%
Aalberts NV	3,746	161,595
ING Groep NV	27,618	268,632
NXP Semiconductors NV	2,125	336,642
Signify NV*	5,192	218,852
		985,721
Singapore—1.2%
DBS Group Holdings Ltd.	13,200	246,254
United Overseas Bank Ltd.	12,800	212,895
		459,149
South Korea—2.7%
KB Financial Group, Inc.	5,832	241,096
KT Corp. - SP ADR	17,196	186,061
Posco	1,121	237,647
Samsung Electronics Co., Ltd.	5,933	357,645
		1,022,449
Switzerland—2.6%
Glencore PLC	76,209	214,853
Novartis AG	3,277	296,685
STMicroelectronics NV	12,608	496,683
		1,008,221
United Kingdom—6.6%
BAE Systems PLC	57,248	381,949
Direct Line Insurance Group PLC	52,219	204,850
GVC Holdings PLC	15,668	215,291
Inchcape PLC	37,406	297,780
Kingfisher PLC	44,338	161,020
Melrose Industries PLC	147,658	295,456
Nomad Foods Ltd.*	3,063	73,971
Persimmon PLC	6,048	212,239
Rio Tinto PLC	1,539	100,465
Tesco PLC	107,372	323,183
WH Smith PLC	12,271	230,340
		2,496,544
United States—35.8%
Allison Transmission Holdings, Inc.	3,670	150,653
Allstate Corp., (The)	4,751	486,265
American Express Co.	1,574	186,661
American International Group, Inc.	5,243	201,541
Anthem, Inc.	1,391	433,324
Applied Materials, Inc.	4,051	334,126
AutoZone, Inc.*	278	316,267
Bank of America Corp.	5,828	164,116
Carter's, Inc.*	1,547	137,668
Cigna Corp.	2,790	583,501
Cisco Systems, Inc.	2,647	113,874
Citigroup, Inc.	4,572	251,780
Corteva, Inc.	4,206	161,174
CVS Health Corp.	5,876	398,334
Diamondback Energy, Inc.	4,744	189,570
Dick's Sporting Goods, Inc.	4,400	249,964
DuPont de Nemours, Inc.	9,440	598,874
Eagle Materials, Inc.*	2,527	229,932
Eaton Corp. PLC	3,712	449,560
Goldman Sachs Group Inc., (The)	1,561	359,935
Graphic Packaging Holding Co.	10,098	154,701
Harley-Davidson, Inc.	5,677	228,726
Helmerich & Payne, Inc.	2,392	54,466
Huntington Bancshares Inc.	29,244	353,267
ITT, Inc.	3,414	247,959
JPMorgan Chase & Co.	3,741	440,989
KeyCorp	22,155	342,516
LKQ Corp.*	10,586	372,839
Marathon Petroleum Corp.	2,011	78,188
MasTec, Inc.*	4,430	251,225
McKesson Corp.	2,147	386,267
Medtronic PLC	3,461	393,516
Merck & Co., Inc.	2,461	197,840
Micron Technology, Inc.*	4,210	269,819
Nexstar Media Group, Inc., Class A	1,461	153,770
NVR, Inc.*	28	111,921
Oracle Corp.	3,490	201,443
Owens Corning	6,627	482,909
Parsley Energy, Inc., Class A	13,208	165,496
Pfizer, Inc.	5,692	218,061
PPG Industries, Inc.	839	123,140
Schlumberger Ltd.	5,224	108,607
Science Applications International Corp.	4,229	391,352
SYNNEX Corp.*	2,796	448,227
TE Connectivity Ltd.	2,801	319,230
Textron, Inc.	4,958	223,606
Valvoline, Inc.	15,012	342,123
Viatris, Inc.*	0	4
Vistra Energy Corp.	22,404	418,507
WestRock Co.	3,365	142,037
		13,619,870
TOTAL COMMON STOCKS
(Cost $25,312,387)		30,361,404
PREFERRED STOCKS—1.4%
Brazil—0.4%
Petroleo Brasileiro SA 1.658%	37,000	172,106
Germany—0.4%
Schaeffler AG 6.923%	19,455	145,275
South Korea—0.6%
Samsung Electronics Co., Ltd. 2.319%	3,931	216,879
TOTAL PREFERRED STOCKS
(Cost $464,237)		534,260
INVESTMENT COMPANIES—18.2%
United States—18.2%
Campbell Advantage Fund	1,214,956	6,937,399
TOTAL INVESTMENT COMPANIES
(Cost $7,599,686)		6,937,399

SHORT-TERM INVESTMENTS—0.7%
U.S. Bank Money Market Deposit Account, 0.03%(a)	264,420	264,420
TOTAL SHORT-TERM INVESTMENTS
(Cost $264,420)		264,420
TOTAL INVESTMENTS—100.0%
(Cost $33,640,730)		38,097,483
LIABILITIES IN EXCESS OF OTHER ASSETS—0.0%		(17,242)
NET ASSETS—100.0%		$38,080,241

PLC	Public Limited Company
SP ADR	Sponsored American Depositary Receipt
*	Non-income producing.
(a)	The rate shown is as of November 30, 2020.

BOSTON PARTNERS INVESTMENT FUNDS
BOSTON PARTNERS GLOBAL EQUITY ADVANTAGE FUND
NOTES TO PORTFOLIO OF INVESTMENTS
NOVEMBER 30, 2020 (UNAUDITED)

PORTFOLIO VALUATION — The Boston Partners Global Equity Advantage Fund's (the "Fund") net asset value (“NAV”) is calculated once daily at the close of regular trading hours on the New York Stock Exchange (“NYSE”) (generally 4:00 p.m. Eastern time) on each day the NYSE is open. Securities held by the Fund are valued using the closing price or the last sale price on a national securities exchange or the National Association of Securities Dealers Automatic Quotation System (“NASDAQ”) market system where they are primarily traded. Equity securities traded in the over-the-counter ("OTC") market are valued at their closing prices.  If there were no transactions on that day, securities traded principally on an exchange or on NASDAQ will be valued at the mean of the last bid and ask prices prior to the market close. Fixed income securities are valued using an independent pricing service, which considers such factors as security prices, yields, maturities and ratings, and are deemed representative of market values at the close of the market.  Foreign securities are valued based on prices from the primary market in which they are traded, and are translated from the local currency into U.S. dollars using current exchange rates.  Investments in other open-end investment companies, if any, are valued based on the NAV of the investment companies (which may use fair value pricing as disclosed in their prospectuses). Options for which the primary market is a national securities exchange are valued at the last sale price on the exchange on which they are traded, or, in the absence of any sale, will be valued at the mean of the last bid and ask prices prior to the market close.  Options not traded on a national securities exchange are valued at the last quoted bid price for long option positions and the closing ask price for short option positions. If market quotations are unavailable or deemed unreliable, securities will be valued in accordance with procedures adopted by the Company’s Board of Directors (the “Board”). Relying on prices supplied by pricing services or dealers or using fair valuation may result in values that are higher or lower than the values used by other investment companies and investors to price the same investments. Such procedures use fundamental valuation methods, which may include, but are not limited to, an analysis of the effect of any restrictions on the resale of the security, industry analysis and trends, significant changes in the issuer’s financial position, and any other event which could have a significant impact on the value of the security. Determination of fair value involves subjective judgment as the actual market value of a particular security can be established only by negotiations between the parties in a sales transaction, and the difference between the recorded fair value and the value that would be received in a sale could be significant. The Fund may use fair value pricing more frequently for securities traded primarily in non-U.S. markets because, among other things, most foreign markets close well before the Fund values its securities, generally as of 4:00 p.m. Eastern time. The earlier close of these foreign markets gives rise to the possibility that significant events, including broad market moves, government actions or pronouncements, aftermarket trading, or news events may have occurred in the interim.  To account for this, the Fund may value foreign securities using fair value prices based on third-party vendor modeling tools (international fair value pricing).

FAIR VALUE MEASUREMENTS — The inputs and valuation techniques used to measure fair value of the Fund’s investments are summarized into three levels as described in the hierarchy below:

• Level 1 — Prices are determined using quoted prices in active markets for identical securities.
• Level 2 — Prices are determined using other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.).
• Level 3 — Prices are determined using significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments).

The inputs or methodologies used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

The following is a summary of the inputs used, as of November 30, 2020, in valuing the Fund's investments carried at fair value:

	TOTAL	LEVEL 1	LEVEL 2	LEVEL 3
Common Stock
Austria	$224,947	$-	$224,947	$-
Bermuda	483,986	483,986	-	-
Brazil	98,522	98,522	-	-
Canada	399,916	399,916	-	-
France	3,024,163	-	3,024,163	-
Germany	2,532,911	-	2,532,911	-
Greece	163,160	-	163,160	-
Hong Kong	146,974	-	146,974	-
Ireland	345,710	-	345,710	-
Italy	181,458	-	181,458	-
Japan	3,167,703	-	3,167,703	-
Netherlands	985,721	336,642	649,079	-
Singapore	459,149	-	459,149	-
South Korea	1,022,449	186,061	836,388	-
Switzerland	1,008,221	-	1,008,221	-
United Kingdom	2,496,544	73,971	2,422,573	-
United States	13,619,870	13,619,870	-	-
Preferred Stock
Brazil	172,106	172,106	-	-
Germany	145,275	145,275	-	-
South Korea	216,879	-	216,879	-
Investment Company
United States	6,937,399	6,937,399	-	-
Short-Term Investments	264,420	264,420	-	-
Total Assets	$38,097,483	$22,718,168	$15,379,315	$-

At the end of each quarter, management evaluates the classification of Levels 1, 2 and 3 assets and liabilities. Various factors are considered, such as changes in liquidity from the prior reporting period; whether or not a broker is willing to execute at the quoted price; the depth and consistency of prices from third party pricing services; and  the existence of contemporaneous, observable trades in the market. Additionally, management evaluates the classification of Level 1, 2 and 3 assets and liabilities on a quarterly basis for changes in listings or delistings on national exchanges.

Due to the inherent uncertainty of determining the fair value of investments that do not have a readily available market value, the fair value of the Fund’s investments may fluctuate from period to period. Additionally, the fair value of investments may differ significantly from the values that would have been used had a ready market existed for such investments and may differ materially from the values the Fund may ultimately realize. Further, such investments may be subject to legal and other restrictions on resale or otherwise less liquid than publicly traded securities.

For fair valuations using significant unobservable inputs, U.S. generally accepted accounting principles (“U.S. GAAP”) requires the Fund to present a reconciliation of the beginning to ending balances for reported market values that presents changes attributable to total realized and unrealized gains or losses, purchase and sales, and transfers in and out of Level 3 during the period. Transfers in and out between levels are based on values at the end of the period.  A reconciliation of Level 3 investments is presented only when the Fund had an amount of Level 3 investments at the end of the reporting period that was meaningful in relation to its net assets.  The amounts and reasons for all Level 3 transfers are disclosed if the Fund had an amount of total Level 3 transfers during the reporting period that was meaningful in relation to its net assets as of the end of the reporting period.

For the period ended November 30, 2020, the Fund had no significant Level 3 transfers.

For more information with regard to significant accounting policies, see the most recent semi-annual or annual report filed with the Securities and Exchange Commission.